Other Expense, Net	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Expense, Net
4.  OTHER EXPENSE, NET
Other expense, net consists of significant items such as: impairment charges; restructuring costs generally related to significant plant closures or consolidations; net losses (gains) on investments; gains or losses on disposal of facilities or businesses; and other items not reflective of ongoing operating profit or loss. For the years ended December 31, 2024 and 2023, Other expense, net consists of:

	2024	2023

Impacts related to Fisker Inc. [“Fisker”] [a]	$198	$110
Restructuring activities [b]	187	148
Long-lived asset impairments [c]	79	—
Investments [d]	9	91
Gain on business combination [e]	(9)	—
Veoneer Active Safety Business transaction costs [f]	—	23
Operations in Russia [g]	—	16
Other expense, net	$464	$388

[a]	Impacts related to Fisker

	2024	2023

Impairment and supplier related settlements	$330	$—
Fisker warrants	33	110
Recognition of deferred revenue	(196)	—
Restructuring	31	—
	$198	$110
During 2024, Fisker filed for Chapter 11 bankruptcy protection in the United States and for similar protection in Austria. As a result during 2024, the Company recorded impairment charges on its Fisker related assets, as well as charges for supplier settlements and restructurings. In the course of such bankruptcy proceedings, during the third quarter of 2024, the Company’s manufacturing agreement for the Fisker Ocean SUV was terminated and as a result, the Company recognized $196 million of previously deferred revenue related to its Fisker warrants.
Impairment and supplier related settlements
During 2024, the Company recorded a $279 million [$219 million after tax] impairment charge on its Fisker related assets including production receivables, inventory, fixed assets and other capitalized expenditures. The Company recorded an additional $51 million [$38 million after tax] of charges in connection with supplier settlements. For 2024, charges related to impairments, purchase obligations and supplier settlements totaled $330 million [$257 million after tax].
The following table summarizes the net asset impairments and supplier settlements for the year ended December 31, 2024, by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Total

Accounts receivable	$3	$4	$2	$14	$23
Inventories	5	52	8	2	67
Other assets, net	—	54	—	90	144
Fixed assets, net	1	49	5	3	58
Other accrued liabilities	(5)	—	—	(10)	(15)
Operating lease right-of-use assets	1	—	1	—	2
	5	159	16	99	279
Supplier settlements	4	41	6	—	51
	$9	$200	$22	$99	$330
Fisker warrants
In 2020, Fisker issued 19.5 million penny warrants to the Company to purchase common stock in connection with its agreements with Fisker for platform sharing, engineering and manufacturing of the Fisker Ocean SUV. These warrants vested during 2021 and 2022 based on specified milestones and were marked to market each quarter.
During 2024, Magna recorded a $33 million [$25 million after tax] impairment charge on these warrants, reducing the value of the warrants to nil. During 2023, the Company had revaluation losses of $110 million [$83 million after tax] on these warrants.

R
ecognition of deferred revenue
When the warrants were issued and the vesting provisions realized, the Company recorded offsetting amounts to deferred revenue within other accrued liabilities and other long-term liabilities and a portion of this deferred revenue was previously recognized in income as performance obligations were satisfied. During the third quarter of 2024, the agreement for manufacturing of the Fisker Ocean SUV was terminated, and the Company recognized the remaining $196 million of deferred revenue into income.
Restructuring
During 2024, the Company recorded restructuring charges of $31 million [$24 million after tax] in its Complete Vehicles segment in connection with its Fisker related assembly operations.

[b]	Restructuring activities
The Company recorded restructuring charges related to significant plant closures and consolidations primarily in Europe and to a lesser extent in North America.

	2024	2023

Power & Vision	$104	$117
Complete Vehicles	55	—
Body Exteriors & Structures	28	31
Other expense, net	187	148
Tax effect	(28)	(24)
Net loss attributable to Magna	$159	$124

[c]	Long-lived asset impairments
During 2024, the Company recorded impairment charges of $79 million [$79 million after tax] on fixed assets, right of use assets and intangible assets at two European lighting facilities in its Power & Vision segment.

[d]	Investments

	2024	2023

Non-cash impairment charge [i]	$13	$90
Revaluation of public and private equity investments	13	1
Revaluation of public company warrants [ii]	(17)	—
Other expense, net	9	91
Tax effect	3	(1)
Net loss attributable to Magna	$12	$90

[i]	The non-cash impairment charge relates to the impairment of a private equity investment.
[ii]	The revaluation of Fisker warrants previously presented within Revaluation of public company warrants has been reclassified to Impacts related to Fisker.

[e]	Gain on business combination
During 2024, the Company acquired a business in the Body Exteriors & Structures segment for $5 million, which resulted in a bargain purchase gain of $9 million [$9 million after tax].

[f]	Veoneer Active Safety Business transaction costs
During 2023, the Company incurred $23 million [$22 million after tax] of transaction costs related to the acquisition of the Veoneer Active Safety Business [“Veoneer AS”].

[g]	Operations in Russia
During 2023, the Company completed the sale of all of its investments in Russia which resulted in a loss of $16 million [$16 million after tax] including a net cash outflow of $23 million.